COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 33,596	¥ 47,498	¥ 61,401
Later than one year and not later than five years [member]
Disclosure of commitments [Line Items]
Operating lease commitments	19,694	33,596	47,499
Not later than one year [member]
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 13,902	¥ 13,902	¥ 13,902